UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Investor Note	Common Stock	Additional Paid-in Capital Investor Note	Additional Paid-in Capital	Accumulated Deficit Investor Note	Accumulated Deficit	May 2023 Note	Investor Note	Total
Balance at the beginning at Mar. 29, 2021		$ 0		$ 0		$ 0			$ 0
Increase (Decrease) in Stockholders' Equity
Change in value of common stock subject to redemption				(18,078,211)		(3,054,111)			(21,132,322)
Issuance of shares, net of offering cost		$ 288		24,712					25,000
Issuance of shares, net of offering cost (in shares)		2,875,000
Net loss						(280,701)			(280,701)
Balance at the end at Dec. 31, 2021		$ 344		0		(3,334,812)			(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021		3,432,000
Increase (Decrease) in Stockholders' Equity
Net loss						(527,360)			(527,360)
Balance at the end at Mar. 31, 2022		$ 344		0		(3,862,172)			(3,861,828)
Balance at the end (in shares) at Mar. 31, 2022		3,432,000
Balance at the beginning at Dec. 31, 2021		$ 344		0		(3,334,812)			(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021		3,432,000
Increase (Decrease) in Stockholders' Equity
Net loss									(2,007,578)
Balance at the end at Sep. 30, 2022		$ 344				(5,587,024)			(5,586,680)
Balance at the end (in shares) at Sep. 30, 2022		3,432,000
Balance at the beginning at Dec. 31, 2021		$ 344		0		(3,334,812)			(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021		3,432,000
Increase (Decrease) in Stockholders' Equity
Change in value of common stock subject to redemption						(1,142,603)			(1,142,603)
Issuance of shares, net of offering cost		$ 3		284,421					284,424
Issuance of shares, net of offering cost (in shares)		30,000
Net loss						(3,242,501)			(3,242,501)
Balance at the end at Dec. 31, 2022		$ 347		292,973		(7,719,916)			(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022		3,462,000
Balance at the beginning at Mar. 31, 2022		$ 344		0		(3,862,172)			(3,861,828)
Balance at the beginning (in shares) at Mar. 31, 2022		3,432,000
Increase (Decrease) in Stockholders' Equity
Net loss						(659,459)			(659,459)
Balance at the end at Jun. 30, 2022		$ 344		0		(4,521,631)			(4,521,287)
Balance at the end (in shares) at Jun. 30, 2022		3,432,000
Increase (Decrease) in Stockholders' Equity
Change in value of common stock subject to redemption						(244,634)			(244,634)
Net loss						(820,759)			(820,759)
Balance at the end at Sep. 30, 2022		$ 344				(5,587,024)			(5,586,680)
Balance at the end (in shares) at Sep. 30, 2022		3,432,000
Balance at the beginning at Dec. 31, 2022		$ 347		292,973		(7,719,916)			(7,426,596)
Balance at the beginning (in shares) at Dec. 31, 2022		3,462,000
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of offering cost		$ 2		214,198					214,200
Issuance of shares, net of offering cost (in shares)		20,000
Net loss						(1,894,642)			(1,894,642)
Balance at the end at Mar. 31, 2023		$ 349		507,171		(9,614,558)			(9,107,038)
Balance at the end (in shares) at Mar. 31, 2023		3,482,000
Balance at the beginning at Dec. 31, 2022		$ 347		292,973		(7,719,916)			(7,426,596)
Balance at the beginning (in shares) at Dec. 31, 2022		3,462,000
Increase (Decrease) in Stockholders' Equity
Net loss									(1,552,805)
Balance at the end at Sep. 30, 2023	$ 350		$ 622,642		$ (9,771,586)			$ (9,148,594)	(9,148,594)
Balance at the end (in shares) at Sep. 30, 2023	3,489,000
Balance at the beginning at Mar. 31, 2023		$ 349		507,171		(9,614,558)			(9,107,038)
Balance at the beginning (in shares) at Mar. 31, 2023		3,482,000
Increase (Decrease) in Stockholders' Equity
Change in value of common stock subject to redemption						(403,953)			(403,953)
Issuance of shares, net of offering cost	$ 1		115,471					115,472
Issuance of shares, net of offering cost (in shares)	7,000
Net loss						263,550			263,550
Balance at the end at Jun. 30, 2023		$ 350		$ 622,642		(9,754,961)			(9,131,969)
Balance at the end (in shares) at Jun. 30, 2023		3,489,000
Increase (Decrease) in Stockholders' Equity
Change in value of common stock subject to redemption						(94,912)			(94,912)
Issuance of shares, net of offering cost (in shares)							7,000
Net loss						$ 78,287			78,287
Balance at the end at Sep. 30, 2023	$ 350		$ 622,642		$ (9,771,586)			$ (9,148,594)	$ (9,148,594)
Balance at the end (in shares) at Sep. 30, 2023	3,489,000